Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of undiscounted future minimum lease payments
Remainder of year 2022	$30,518
2023	19,700
2024	6,660
Total minimum lease payments	56,878
Less amounts representing interest	(3,468)
Present value of net minimum lease payments	53,410
Less current portion	(37,498)
Long-term capital lease obligation	$15,912

2022	$81,745
2023	19,700
2024	6,660
Total minimum lease payments	108,105
Less amounts representing interest	(7,016)
Present value of net minimum lease payments	101,089
Less current portion	(76,494)
Long-term capital lease obligation	$24,595